Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Conservative Equity ETF
Entity Central Index Key	0002008359
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Capital Group Conservative Equity ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Conservative Equity ETF
Class Name	Capital Group Conservative Equity ETF
Trading Symbol	CGCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Conservative Equity ETF (the "fund") for the period from June 25, 2024, commencement of operations, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the period?
(based on a hyp
othe
tical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCV	$ 33 *	0.33% †
*
Based on operations for the period from June 25, 2024 to May 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 33	[1]
Expense Ratio, Percent	0.33%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 12.19% on a net asset value (NAV) basis and 12.18% on a market price basis for the p erio
d from
June 25, 2024 to May 31, 2025. These results compare with a 9.43% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. equity markets delivered strong returns, rebounding from early 2025 volatility on the back of a rally in the technology sector amid an environment of shifting interest rates and a pickup in consumer spending. During the fund's fiscal year, the U.S. economy maintained steady growth despite a contraction in the first quarter of 2025 amid rising tariff tensions. As inflation moderated, the Federal Reserve implemented three rate cuts in 2024.
The fund’s allocation to industrials, information technology and health care were particularly additive. Holdings in energy and utilities also aided returns.
Conversely, smaller investments than the benchmark in consumer discretionary and comm uni
cations services, sectors w
i
th strong returns during the period, detracted from results, as did the fund’s cash holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
Capital Group Conservative Equity ETF (at NAV) 2	12.19%
S&P 500 Index 3	9.43%
1
The fund began investment operations on June 25, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When app
licable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Inve sto
rs cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jun. 25, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 374,312,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 374,312
Total number of portfolio holdings	94
Total advisory fees paid (in thousands)	$ 500
Portfolio turnover rate	30%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Based on operations for the period from June 25, 2024 to May 31, 2025. Expenses for the full year would be higher.
[2]	Annualized.